Fulcrum Diversified Absolute Return Fund

Super Institutional Class	FARYX
Institutional Class	FARIX
Advisor Class	FARAX

A series of Trust for Advised Portfolios (the “Trust”)

Supplement dated April 27, 2016 to the
Prospectus, Statement of Additional Information and Summary Prospectus dated July 29, 2015

We are pleased to inform you that effective May 11, 2016, the Advisor Class shares are available for purchase.

Please retain this Supplement with the Prospectus, Statement of Additional Information and Summary Prospectus